ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

June 30, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

RE:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
NETLease Corporate Real Estate ETF (S000065033)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, NETLease Corporate Real Estate ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated June 30, 2022, and filed electronically as Post-Effective Amendment No. 809 to the Trust’s Registration Statement on Form N-1A on June 23, 2022.

If you have any questions or require further information, please contact Isabella K. Zoller at isabella.zoller@usbank.com.

Sincerely,

/s/ Isabella K. Zoller
U.S. Bank Global Fund Services
as Administrator for the funds